Schedule of Investments
(unaudited)
June 30, 2023
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 665,004 $ 36,488,769
AeroVironment, Inc.
(a)
................ 210,760 21,556,533
Cadre Holdings, Inc. ................. 160,934 3,508,361
Eve Holding, Inc.
(a)(b)
................. 147,771 1,548,640
Leonardo DRS, Inc.
(a)(b)
............... 427,564 7,413,960
Moog, Inc., Class A ................. 47,976 5,202,038
Parsons Corp.
(a)(b)
................... 159,417 7,674,334
Redwire Corp.
(a)(b)
................... 73,405 187,183
Rocket Lab USA, Inc.
(a)(b)
.............. 2,339,864 14,039,184
Terran Orbital Corp.
(a)
................ 146,135 219,203
Virgin Galactic Holdings, Inc., Class C
(a)(b)
... 1,198,538 4,650,327
102,488,532
Air Freight & Logistics — 0.2%
Forward Air Corp. .................. 220,322 23,378,367
Automobile Components — 1.6%
Cooper-Standard Holdings, Inc.
(a)
........ 6,977 99,492
Dorman Products, Inc.
(a)
.............. 220,732 17,400,303
Fox Factory Holding Corp.
(a)(b)
.......... 359,208 38,977,660
Gentherm, Inc.
(a)(b)
.................. 278,122 15,716,674
LCI Industries ..................... 80,017 10,110,948
Luminar Technologies, Inc., Class A
(a)(b)
.... 2,286,349 15,730,081
Modine Manufacturing Co.
(a)
........... 277,951 9,177,942
Patrick Industries, Inc. ............... 22,886 1,830,880
Stoneridge, Inc.
(a)(b)
.................. 44,322 835,470
Visteon Corp.
(a)
.................... 236,847 34,013,598
XPEL, Inc.
(a)(b)(c)
.................... 190,444 16,039,194
159,932,242
Automobiles — 0.1%
(a)
Fisker, Inc., Class A
(b)
................ 1,648,498 9,297,529
Livewire Group, Inc. ................. 87,858 1,037,603
Workhorse Group, Inc.
(b)
.............. 226,104 197,072
10,532,204
Banks — 0.9%
Axos Financial, Inc.
(a)
................ 57,255 2,258,137
BancFirst Corp. .................... 28,111 2,586,212
Bancorp, Inc. (The)
(a)(b)
............... 342,154 11,171,328
Bank of NT Butterfield & Son Ltd. (The) .... 34,873 954,125
Bank7 Corp. ...................... 11,894 291,760
BayCom Corp. .................... 22,454 374,533
Burke & Herbert Financial Services Corp., NVS 7,157 459,479
Capital City Bank Group, Inc. ........... 45,863 1,405,242
Citizens Financial Services, Inc.
(b)
........ 8,630 642,676
Coastal Financial Corp.
(a)
............. 96,918 3,648,963
Columbia Financial, Inc.
(a)(b)
............ 115,542 1,997,721
Esquire Financial Holdings, Inc. ......... 56,175 2,569,445
First BanCorp ..................... 70,708 864,052
First Financial Bankshares, Inc. ......... 1,099,717 31,330,937
Five Star Bancorp .................. 52,443 1,173,150
FS Bancorp, Inc. ................... 15,638 470,235
Greene County Bancorp, Inc.
(b)
.......... 35,879 1,069,194
HomeTrust Bancshares, Inc. ........... 39,949 834,535
Lakeland Financial Corp. .............. 13,404 650,362
Metropolitan Bank Holding Corp.
(a)
....... 14,432 501,223
MVB Financial Corp. ................ 13,607 286,836
Pathward Financial, Inc.
(b)
............. 57,018 2,643,354
Plumas Bancorp
(b)
.................. 12,547 447,802
ServisFirst Bancshares, Inc. ........... 149,808 6,130,143
Stellar Bancorp, Inc. ................. 31,012 709,865
Stock Yards Bancorp, Inc. ............. 204,353 9,271,496
Third Coast Bancshares, Inc.
(a)
.......... 22,000 349,140
Security
Shares
Shares Value
Banks (continued)
Westamerica BanCorp ............... 50,299 $ 1,926,452
87,018,397
Beverages — 0.6%
Coca-Cola Consolidated, Inc. ........... 39,939 25,402,003
Duckhorn Portfolio, Inc. (The)
(a)
......... 71,726 930,286
MGP Ingredients, Inc.
(b)
............... 132,596 14,092,303
National Beverage Corp.
(a)
............. 199,965 9,668,308
Primo Water Corp. .................. 168,472 2,112,639
Vita Coco Co., Inc. (The)
(a)(b)
........... 240,451 6,460,918
Zevia PBC, Class A
(a)(b)
............... 118,568 511,028
59,177,485
Biotechnology — 10.0%
(a)
4D Molecular Therapeutics, Inc. ......... 24,057 434,710
89bio, Inc. ....................... 518,109 9,818,166
ACADIA Pharmaceuticals, Inc.
(b)
......... 1,017,610 24,371,759
Actinium Pharmaceuticals, Inc.
(b)
........ 203,323 1,508,657
ADMA Biologics, Inc.
(b)
............... 931,958 3,438,925
Aerovate Therapeutics, Inc.
(b)
........... 82,924 1,422,147
Agenus, Inc. ...................... 479,606 767,370
Akero Therapeutics, Inc.
(b)
............. 377,994 17,648,540
Aldeyra Therapeutics, Inc.
(b)
............ 387,489 3,251,033
Alector, Inc.
(b)
..................... 534,765 3,213,938
Alkermes plc ...................... 1,389,703 43,497,704
Alpine Immune Sciences, Inc.
(b)
......... 140,869 1,448,133
Amicus Therapeutics, Inc.
(b)
............ 2,352,296 29,544,838
AnaptysBio, Inc. ................... 128,166 2,606,896
Anavex Life Sciences Corp.
(b)
........... 587,569 4,776,936
Arbutus Biopharma Corp. ............. 636,246 1,463,366
Arcellx, Inc. ....................... 319,609 10,106,037
Arcturus Therapeutics Holdings, Inc.
(b)
..... 17,991 515,982
Arcus Biosciences, Inc. ............... 134,472 2,731,126
Arcutis Biotherapeutics, Inc.
(b)
.......... 433,508 4,131,331
Ardelyx, Inc. ...................... 1,169,699 3,965,280
Arrowhead Pharmaceuticals, Inc.
(b)
....... 860,716 30,693,133
ARS Pharmaceuticals, Inc. ............ 41,877 280,576
Astria Therapeutics, Inc. .............. 185,486 1,545,098
Atara Biotherapeutics, Inc.
(b)
........... 110,775 178,348
Aurinia Pharmaceuticals, Inc. ........... 1,133,861 10,975,774
Avid Bioservices, Inc.
(b)
............... 519,507 7,257,513
Avita Medical, Inc. .................. 211,499 3,597,598
Beam Therapeutics, Inc.
(b)
............. 518,759 16,563,975
BioCryst Pharmaceuticals, Inc.
(b)
......... 1,195,188 8,414,123
Biomea Fusion, Inc.
(b)
................ 166,426 3,653,051
BioVie, Inc.
(b)
...................... 27,154 117,034
Bioxcel Therapeutics, Inc. ............. 160,574 1,069,423
Blueprint Medicines Corp.
(b)
............ 510,882 32,287,742
Bridgebio Pharma, Inc.
(b)
.............. 669,573 11,516,656
Cabaletta Bio, Inc.
(b)
................. 191,321 2,469,954
Catalyst Pharmaceuticals, Inc.
(b)
......... 807,493 10,852,706
Celldex Therapeutics, Inc.
(b)
............ 101,238 3,435,005
Cerevel Therapeutics Holdings, Inc.
(b)
..... 518,376 16,479,173
Chinook Therapeutics, Inc. ............ 138,523 5,322,054
Cogent Biosciences, Inc. .............. 313,676 3,713,924
Coherus Biosciences, Inc.
(b)
............ 535,029 2,284,574
Compass Therapeutics, Inc. ........... 72,909 231,851
Crinetics Pharmaceuticals, Inc. ......... 72,864 1,313,009
Cue Biopharma, Inc.
(b)
............... 283,690 1,035,468
Cytokinetics, Inc.
(b)
.................. 721,780 23,544,464
Day One Biopharmaceuticals, Inc.
(b)
...... 377,385 4,505,977
Deciphera Pharmaceuticals, Inc.
(b)
....... 152,969 2,153,803
Denali Therapeutics, Inc.
(b)
............ 991,819 29,268,579
Disc Medicine, Inc. .................. 60,804 2,699,698
Dynavax Technologies Corp. ........... 913,635 11,804,164

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Dyne Therapeutics, Inc. .............. 103,089 $ 1,159,751
Enanta Pharmaceuticals, Inc. ........... 21,974 470,244
Fennec Pharmaceuticals, Inc. .......... 38,111 336,520
Foghorn Therapeutics, Inc.
(b)
........... 175,320 1,234,253
Genelux Corp.
(b)
.................... 5,952 194,749
Geron Corp. ...................... 3,148,181 10,105,661
Halozyme Therapeutics, Inc. ........... 1,119,658 40,386,064
Heron Therapeutics, Inc.
(b)
............. 800,654 928,759
HilleVax, Inc.
(b)
..................... 42,416 729,131
Humacyte, Inc. .................... 460,821 1,317,948
Ideaya Biosciences, Inc. .............. 292,728 6,879,108
Immuneering Corp., Class A
(b)
.......... 129,791 1,316,081
ImmunityBio, Inc.
(b)
.................. 768,412 2,136,185
ImmunoGen, Inc. ................... 1,188,317 22,423,542
Immunovant, Inc. ................... 450,967 8,554,844
Inhibrx, Inc. ....................... 192,332 4,992,939
Insmed, Inc.
(b)
..................... 1,108,038 23,379,602
Intellia Therapeutics, Inc.
(b)
............ 108,343 4,418,228
Intercept Pharmaceuticals, Inc.
(b)
........ 208,112 2,301,719
Ironwood Pharmaceuticals, Inc., Class A
(b)
.. 451,666 4,805,726
IVERIC bio, Inc. .................... 1,158,711 45,583,691
Janux Therapeutics, Inc. .............. 8,529 101,239
Karyopharm Therapeutics, Inc.
(b)
........ 948,204 1,697,285
Keros Therapeutics, Inc. .............. 188,072 7,556,733
Krystal Biotech, Inc.
(b)
................ 181,701 21,331,697
Kymera Therapeutics, Inc.
(b)
............ 317,714 7,304,245
Lexicon Pharmaceuticals, Inc.
(b)
......... 344,725 789,420
Lineage Cell Therapeutics, Inc.
(b)
........ 1,045,157 1,473,671
MacroGenics, Inc. .................. 155,736 833,188
Madrigal Pharmaceuticals, Inc.
(b)
........ 113,919 26,315,289
MannKind Corp.
(b)
.................. 1,740,663 7,084,498
MeiraGTx Holdings plc ............... 195,466 1,313,532
Merrimack Pharmaceuticals, Inc. ........ 86,002 1,057,825
Mersana Therapeutics, Inc. ............ 514,460 1,692,573
Mineralys Therapeutics, Inc. ........... 31,274 533,222
Mirum Pharmaceuticals, Inc.
(b)
.......... 223,515 5,782,333
Morphic Holding, Inc.
(b)
............... 225,783 12,944,139
Novavax, Inc.
(b)
.................... 602,782 4,478,670
Nuvalent, Inc., Class A ............... 202,794 8,551,823
Nuvectis Pharma, Inc. ................ 55,729 889,992
Omega Therapeutics, Inc. ............. 199,460 1,116,976
Organogenesis Holdings, Inc., Class A
(b)
... 80,718 267,984
Outlook Therapeutics, Inc.
(b)
............ 1,290,634 2,245,703
PDS Biotechnology Corp.
(b)
............ 232,449 1,169,218
PepGen, Inc. ...................... 20,480 183,091
Prime Medicine, Inc.
(b)
................ 336,997 4,937,006
ProKidney Corp., Class A
(b)
............ 130,618 1,461,615
Protagonist Therapeutics, Inc. .......... 285,518 7,886,007
Prothena Corp. plc .................. 346,876 23,684,693
PTC Therapeutics, Inc.
(b)
.............. 480,072 19,524,528
RAPT Therapeutics, Inc.
(b)
............. 187,701 3,510,009
Reneo Pharmaceuticals, Inc.
(b)
.......... 51,031 334,763
REVOLUTION Medicines, Inc.
(b)
......... 851,592 22,780,086
Rhythm Pharmaceuticals, Inc.
(b)
......... 430,632 7,101,122
Rigel Pharmaceuticals, Inc. ............ 1,195,607 1,542,333
Rocket Pharmaceuticals, Inc. ........... 416,320 8,272,278
Sage Therapeutics, Inc. .............. 416,506 19,584,112
Sana Biotechnology, Inc.
(b)
............. 60,914 363,047
Savara, Inc.
(b)
..................... 44,023 140,653
Selecta Biosciences, Inc.
(b)
............ 247,431 277,123
Seres Therapeutics, Inc.
(b)
............. 550,611 2,637,427
SpringWorks Therapeutics, Inc. ......... 490,339 12,856,689
Summit Therapeutics, Inc.
(b)
............ 972,679 2,441,424
Syndax Pharmaceuticals, Inc. .......... 458,745 9,601,533
TG Therapeutics, Inc.
(b)
............... 1,152,393 28,625,442
Security
Shares
Shares Value
Biotechnology (continued)
Travere Therapeutics, Inc. ............. 564,995 $ 8,678,323
Tyra Biosciences, Inc. ................ 42,101 716,980
UroGen Pharma Ltd. ................ 132,019 1,366,397
Vaxcyte, Inc.
(b)
..................... 771,201 38,513,778
Vaxxinity, Inc., Class A
(b)
.............. 349,622 881,047
Vera Therapeutics, Inc., Class A
(b)
........ 139,994 2,246,904
Vericel Corp.
(b)
..................... 398,639 14,976,867
Viking Therapeutics, Inc.
(b)
............. 808,386 13,103,937
Vir Biotechnology, Inc. ............... 34,834 854,478
Viridian Therapeutics, Inc.
(b)
............ 278,741 6,631,248
Voyager Therapeutics, Inc.
(b)
........... 264,498 3,028,502
X4 Pharmaceuticals, Inc. .............. 514,090 997,335
Xencor, Inc. ...................... 261,330 6,525,410
Y-mAbs Therapeutics, Inc. ............. 150,443 1,021,508
Zentalis Pharmaceuticals, Inc.
(b)
......... 411,921 11,620,291
1,009,021,307
Broadline Retail — 0.1%
Dillard's, Inc., Class A
(b)
............... 30,495 9,949,908
Qurate Retail, Inc., Class B
(a)
........... 14,726 122,226
10,072,134
Building Products — 1.8%
AAON, Inc.
(b)
...................... 379,651 35,994,711
American Woodmark Corp.
(a)
........... 8,961 684,352
Apogee Enterprises, Inc. .............. 73,985 3,512,068
CSW Industrials, Inc. ................ 129,771 21,566,642
Gibraltar Industries, Inc.
(a)
............. 144,536 9,094,205
Griffon Corp. ...................... 221,290 8,917,987
Janus International Group, Inc.
(a)(b)
....... 703,185 7,495,952
Masonite International Corp.
(a)
.......... 185,902 19,043,801
PGT Innovations, Inc.
(a)
............... 486,420 14,179,143
Simpson Manufacturing Co., Inc. ........ 360,326 49,905,151
UFP Industries, Inc. ................. 77,863 7,556,604
Zurn Elkay Water Solutions Corp. ........ 251,484 6,762,405
184,713,021
Capital Markets — 2.0%
AlTi Global, Inc., Class A
(a)(b)
........... 184,124 1,410,390
Artisan Partners Asset Management, Inc.,
Class A ....................... 305,209 11,997,766
AssetMark Financial Holdings, Inc.
(a)
...... 192,587 5,712,130
Avantax, Inc.
(a)(b)
................... 303,237 6,786,444
B Riley Financial, Inc.
(b)
............... 160,924 7,399,286
BGC Partners, Inc., Class A ............ 1,284,697 5,691,208
Brightsphere Investment Group, Inc. ...... 117,620 2,464,139
Cohen & Steers, Inc. ................ 221,814 12,862,994
Diamond Hill Investment Group, Inc. ...... 25,715 4,404,980
Donnelley Financial Solutions, Inc.
(a)
...... 149,825 6,821,532
Focus Financial Partners, Inc., Class A
(a)(b)
.. 496,526 26,072,580
GCM Grosvenor, Inc., Class A .......... 330,869 2,494,752
Hamilton Lane, Inc., Class A ........... 183,931 14,710,801
Moelis & Co., Class A ................ 277,122 12,564,711
Open Lending Corp., Class A
(a)
.......... 776,265 8,158,545
P10, Inc., Class A
(b)
................. 311,255 3,517,182
Patria Investments Ltd., Class A ......... 471,135 6,737,231
Perella Weinberg Partners, Class A ....... 385,943 3,214,905
Piper Sandler Cos. .................. 121,796 15,743,351
PJT Partners, Inc., Class A ............ 207,016 14,416,594
Sculptor Capital Management, Inc., Class A . 135,104 1,192,968
Silvercrest Asset Management Group, Inc.,
Class A ....................... 92,035 1,863,709
StepStone Group, Inc., Class A ......... 461,644 11,453,388
StoneX Group, Inc.
(a)
................ 19,102 1,586,994
Value Line, Inc. .................... 6,839 313,910
Victory Capital Holdings, Inc., Class A ..... 216,261 6,820,872

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Virtus Investment Partners, Inc. ......... 8,686 $ 1,715,224
WisdomTree, Inc. ................... 1,060,739 7,276,670
205,405,256
Chemicals — 2.6%
American Vanguard Corp. ............. 40,759 728,363
Amyris, Inc.
(a)(b)
.................... 328,488 338,343
Balchem Corp. .................... 268,713 36,225,200
Cabot Corp. ...................... 463,639 31,012,813
Chase Corp. ...................... 52,977 6,421,872
Core Molding Technologies, Inc.
(a)
........ 4,855 110,451
Diversey Holdings Ltd.
(a)
.............. 662,100 5,555,019
Ecovyst, Inc.
(a)
..................... 161,503 1,850,825
Hawkins, Inc. ..................... 160,570 7,657,583
HB Fuller Co. ..................... 404,051 28,893,687
Ingevity Corp.
(a)(b)
................... 313,628 18,240,605
Innospec, Inc. ..................... 183,369 18,417,582
Livent Corp.
(a)(b)
.................... 1,517,777 41,632,623
Orion SA ........................ 469,019 9,952,583
PureCycle Technologies, Inc.
(a)(b)
......... 225,612 2,411,792
Quaker Chemical Corp. .............. 116,808 22,765,879
Sensient Technologies Corp. ........... 351,095 24,973,387
Stepan Co. ....................... 20,059 1,916,838
259,105,445
Commercial Services & Supplies — 1.3%
ACV Auctions, Inc., Class A
(a)(b)
.......... 1,068,869 18,459,368
Aris Water Solutions, Inc., Class A
(b)
...... 21,419 221,044
Brink's Co. (The) ................... 388,482 26,350,734
Casella Waste Systems, Inc., Class A
(a)
.... 467,382 42,274,702
Cimpress plc
(a)
..................... 86,173 5,125,570
Healthcare Services Group, Inc. ......... 600,802 8,969,974
Heritage-Crystal Clean, Inc.
(a)
........... 25,100 948,529
HNI Corp. ........................ 42,229 1,190,013
LanzaTech Global, Inc.
(a)(b)
............. 176,113 1,202,852
Liquidity Services, Inc.
(a)
.............. 112,894 1,862,751
Matthews International Corp., Class A ..... 70,225 2,992,989
Montrose Environmental Group, Inc.
(a)(b)
.... 235,876 9,935,097
Performant Financial Corp.
(a)
........... 423,090 1,142,343
Pitney Bowes, Inc. .................. 556,049 1,968,413
SP Plus Corp.
(a)(b)
................... 169,809 6,641,230
Viad Corp.
(a)
...................... 173,278 4,657,713
133,943,322
Communications Equipment — 1.2%
(a)
Calix, Inc. ........................ 496,732 24,791,894
Cambium Networks Corp. ............. 99,949 1,521,224
Clearfield, Inc.
(b)
.................... 110,628 5,238,236
CommScope Holding Co., Inc.
(b)
......... 1,747,013 9,835,683
Digi International, Inc.
(b)
............... 261,326 10,293,631
Extreme Networks, Inc. ............... 1,057,360 27,544,228
Harmonic, Inc.
(b)
.................... 922,270 14,913,106
Infinera Corp.
(b)
.................... 1,666,521 8,049,297
Viavi Solutions, Inc. ................. 1,549,558 17,556,492
119,743,791
Construction & Engineering — 2.1%
Ameresco, Inc., Class A
(a)(b)
............ 270,667 13,162,536
API Group Corp.
(a)
.................. 1,174,472 32,016,107
Bowman Consulting Group Ltd.
(a)
........ 82,879 2,642,183
Comfort Systems USA, Inc. ............ 297,370 48,828,154
Concrete Pumping Holdings, Inc.
(a)
....... 113,947 914,994
Construction Partners, Inc., Class A
(a)(b)
.... 337,312 10,588,224
Dycom Industries, Inc.
(a)(b)
............. 240,953 27,384,308
Fluor Corp.
(a)(b)
..................... 1,114,478 32,988,549
Granite Construction, Inc. ............. 52,778 2,099,509
Security
Shares
Shares Value
Construction & Engineering (continued)
IES Holdings, Inc.
(a)(b)
................ 66,952 $ 3,808,230
INNOVATE Corp.
(a)
.................. 90,582 158,518
Limbach Holdings, Inc.
(a)(b)
............. 13,966 345,379
MYR Group, Inc.
(a)
.................. 137,492 19,020,643
Primoris Services Corp. .............. 27,483 837,407
Sterling Infrastructure, Inc.
(a)
........... 220,027 12,277,507
207,072,248
Construction Materials — 0.0%
United States Lime & Minerals, Inc. ....... 17,055 3,562,619
Consumer Finance — 0.6%
Atlanticus Holdings Corp.
(a)(b)
........... 5,935 249,329
FirstCash Holdings, Inc. .............. 317,975 29,676,607
LendingTree, Inc.
(a)
.................. 29,866 660,337
NerdWallet, Inc., Class A
(a)(b)
........... 297,597 2,800,388
PROG Holdings, Inc.
(a)
............... 74,954 2,407,522
Regional Management Corp. ........... 16,927 516,274
Upstart Holdings, Inc.
(a)(b)
.............. 607,921 21,769,651
World Acceptance Corp.
(a)(b)
............ 3,420 458,314
58,538,422
Consumer Staples Distribution & Retail — 0.5%
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 297,047 10,622,401
Fresh Market, Inc. (The), NVS
(a)(d)
........ 311,573 3
PriceSmart, Inc. .................... 151,330 11,207,500
Sprouts Farmers Market, Inc.
(a)(b)
........ 868,651 31,905,551
53,735,455
Containers & Packaging — 0.3%
Myers Industries, Inc. ................ 308,071 5,985,820
O-I Glass, Inc.
(a)
.................... 1,108,715 23,648,891
29,634,711
Diversified Consumer Services — 1.3%
2U, Inc.
(a)
........................ 39,658 159,822
Carriage Services, Inc. ............... 111,022 3,604,884
Chegg, Inc.
(a)
...................... 857,925 7,618,374
Coursera, Inc.
(a)(b)
................... 1,092,114 14,219,324
Duolingo, Inc., Class A
(a)(b)
............. 240,875 34,430,673
European Wax Center, Inc., Class A
(a)(b)
.... 268,303 4,998,485
Frontdoor, Inc.
(a)
.................... 691,438 22,056,872
Laureate Education, Inc. .............. 917,912 11,097,556
Nerdy, Inc., Class A
(a)(b)
............... 502,961 2,097,347
OneSpaWorld Holdings Ltd.
(a)
.......... 613,545 7,423,895
Rover Group, Inc., Class A
(a)(b)
.......... 781,690 3,838,098
Stride, Inc.
(a)(b)
..................... 354,444 13,195,950
Udemy, Inc.
(a)(b)
.................... 717,843 7,702,455
Universal Technical Institute, Inc.
(a)
....... 58,825 406,481
132,850,216
Diversified REITs — 0.0%
Essential Properties Realty Trust, Inc. ..... 140,796 3,314,338
Gladstone Commercial Corp. ........... 71,361 882,735
4,197,073
Diversified Telecommunication Services — 0.4%
Anterix, Inc.
(a)
..................... 138,541 4,390,364
AST SpaceMobile, Inc., Class A
(a)
........ 511,255 2,402,899
Bandwidth, Inc., Class A
(a)(b)
............ 48,538 664,000
Charge Enterprises, Inc.
(a)
............. 1,126,452 1,103,923
Cogent Communications Holdings, Inc. .... 230,476 15,508,730
Consolidated Communications Holdings, Inc.
(a)
72,803 278,835
Globalstar, Inc.
(a)(b)
.................. 5,053,191 5,457,446
IDT Corp., Class B
(a)
................. 97,528 2,521,099
Ooma, Inc.
(a)(b)
..................... 199,700 2,989,509
35,316,805

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities — 0.3%
Genie Energy Ltd., Class B ............ 85,016 $ 1,202,126
MGE Energy, Inc. ................... 156,949 12,416,235
Otter Tail Corp. .................... 183,186 14,464,367
PNM Resources, Inc. ................ 76,022 3,428,592
31,511,320
Electrical Equipment — 2.7%
374Water, Inc.
(a)(b)
.................. 489,439 1,169,759
Allied Motion Technologies, Inc.
(b)
........ 116,114 4,637,593
Amprius Technologies, Inc.
(a)(b)
.......... 45,799 328,837
Array Technologies, Inc.
(a)(b)
............ 1,272,825 28,765,845
Atkore, Inc.
(a)(b)
..................... 332,605 51,866,424
Babcock & Wilcox Enterprises, Inc.
(a)(b)
..... 55,909 329,863
Blink Charging Co.
(a)(b)
................ 225,152 1,348,661
Bloom Energy Corp., Class A
(a)(b)
........ 1,623,600 26,545,860
Dragonfly Energy Holdings Corp.
(a)
....... 127,109 188,121
EnerSys ......................... 323,462 35,102,096
Enovix Corp.
(a)(b)
.................... 1,149,802 20,742,428
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 827,936 3,593,242
Fluence Energy, Inc., Class A
(a)(b)
........ 331,671 8,835,716
FTC Solar, Inc.
(a)(b)
.................. 540,537 1,740,529
GrafTech International Ltd.
(b)
........... 932,908 4,701,856
LSI Industries, Inc. .................. 163,949 2,059,199
NEXTracker, Inc., Class A
(a)(b)
........... 262,550 10,452,116
NuScale Power Corp., Class A
(a)(b)
........ 446,648 3,037,206
Preformed Line Products Co. ........... 9,369 1,462,501
SES AI Corp., Class A
(a)
.............. 120,636 294,352
Shoals Technologies Group, Inc., Class A
(a)(b)
1,440,986 36,831,602
SKYX Platforms Corp.
(a)(b)
............. 463,984 1,234,198
SunPower Corp.
(a)(b)
................. 734,643 7,199,501
Thermon Group Holdings, Inc.
(a)
......... 30,635 814,891
TPI Composites, Inc.
(a)(b)
.............. 353,988 3,670,856
Vicor Corp.
(a)(b)
..................... 186,599 10,076,346
267,029,598
Electronic Equipment, Instruments & Components — 3.3%
Advanced Energy Industries, Inc.
(b)
....... 316,059 35,224,776
Akoustis Technologies, Inc.
(a)(b)
.......... 590,507 1,877,812
Arlo Technologies, Inc.
(a)
.............. 642,536 7,010,068
Badger Meter, Inc. .................. 247,429 36,510,623
Bel Fuse, Inc., Class B, NVS ........... 7,325 420,528
Belden, Inc.
(b)
..................... 221,475 21,184,084
Climb Global Solutions, Inc. ............ 29,594 1,416,369
CTS Corp. ....................... 263,294 11,224,223
ePlus, Inc.
(a)(b)
..................... 15,134 852,044
Evolv Technologies Holdings, Inc.
(a)
....... 176,694 1,060,164
Fabrinet
(a)
........................ 308,730 40,097,852
FARO Technologies, Inc.
(a)
............. 18,266 295,909
Insight Enterprises, Inc.
(a)(b)
............ 242,006 35,415,158
Iteris, Inc.
(a)(b)
...................... 175,310 694,228
Itron, Inc.
(a)
....................... 37,066 2,672,459
Kimball Electronics, Inc.
(a)
............. 40,699 1,124,513
Lightwave Logic, Inc.
(a)(b)
.............. 967,556 6,743,865
Luna Innovations, Inc.
(a)(b)
............. 268,023 2,444,370
MicroVision, Inc.
(a)(b)
................. 1,489,359 6,821,264
Napco Security Technologies, Inc.
(b)
...... 266,735 9,242,368
Novanta, Inc.
(a)(b)
................... 300,679 55,355,004
OSI Systems, Inc.
(a)
................. 132,853 15,654,069
PAR Technology Corp.
(a)(b)
............. 19,924 656,097
Plexus Corp.
(a)(b)
.................... 203,339 19,976,023
Presto Automation, Inc.
(a)(b)
............ 35,908 187,440
Rogers Corp.
(a)
.................... 106,380 17,226,114
Sanmina Corp.
(a)
................... 23,864 1,438,283
332,825,707
Security
Shares
Shares Value
Energy Equipment & Services — 2.5%
Archrock, Inc. ..................... 207,439 $ 2,126,250
Atlas Energy Solutions, Inc., Class A ...... 26,027 451,829
Borr Drilling Ltd.
(a)(b)
................. 1,927,939 14,517,381
Cactus, Inc., Class A ................ 543,968 23,020,726
ChampionX Corp. .................. 1,670,532 51,853,313
Core Laboratories, Inc.
(b)
.............. 126,418 2,939,219
DMC Global, Inc.
(a)
.................. 47,319 840,385
Expro Group Holdings NV
(a)
............ 275,357 4,879,326
KLX Energy Services Holdings, Inc.
(a)
..... 21,446 208,670
Liberty Energy, Inc., Class A ........... 89,304 1,193,994
Nabors Industries Ltd.
(a)
.............. 69,785 6,492,099
NexTier Oilfield Solutions, Inc.
(a)
......... 232,846 2,081,643
Noble Corp. plc
(a)
................... 746,487 30,837,378
Oceaneering International, Inc.
(a)(b)
....... 842,695 15,758,396
ProFrac Holding Corp., Class A
(a)(b)
....... 49,238 549,496
Solaris Oilfield Infrastructure, Inc., Class A .. 34,558 287,868
TETRA Technologies, Inc.
(a)(b)
........... 1,034,174 3,495,508
Tidewater, Inc.
(a)(b)
.................. 396,933 22,005,966
Valaris Ltd.
(a)(b)
..................... 515,303 32,428,018
Weatherford International plc
(a)
.......... 596,870 39,644,105
255,611,570
Entertainment — 0.6%
(a)
Cinemark Holdings, Inc.
(b)
............. 770,829 12,718,678
IMAX Corp. ....................... 377,547 6,414,524
Liberty Media Corp.-Liberty Braves, Class A
(b)
90,057 3,685,132
Liberty Media Corp.-Liberty Braves, Class C,
NVS
(b)
........................ 319,364 12,653,202
Lions Gate Entertainment Corp., Class A ... 358,586 3,166,314
Lions Gate Entertainment Corp., Class B, NVS 642,679 5,366,370
Loop Media, Inc. ................... 302,573 723,149
Madison Square Garden Entertainment Corp. 308,993 10,388,345
Vivid Seats, Inc., Class A .............. 65,218 516,527
55,632,241
Financial Services — 1.3%
AvidXchange Holdings, Inc.
(a)(b)
.......... 1,153,148 11,969,676
Cantaloupe, Inc.
(a)
.................. 330,548 2,631,162
Cass Information Systems, Inc. ......... 99,703 3,866,482
EVERTEC, Inc. .................... 549,358 20,232,855
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 14,312 2,057,207
Flywire Corp.
(a)(b)
................... 807,114 25,052,819
I3 Verticals, Inc., Class A
(a)
............. 189,496 4,331,879
International Money Express, Inc.
(a)(b)
...... 257,716 6,321,773
Marqeta, Inc., Class A
(a)(b)
............. 575,463 2,802,505
NMI Holdings, Inc., Class A
(a)
........... 60,686 1,566,912
Pagseguro Digital Ltd., Class A
(a)(b)
....... 1,013,544 9,567,855
Payoneer Global, Inc.
(a)
............... 2,018,407 9,708,538
Paysign, Inc.
(a)
..................... 262,513 643,157
PennyMac Financial Services, Inc. ....... 15,617 1,098,031
Priority Technology Holdings, Inc.
(a)
....... 147,922 535,478
Remitly Global, Inc.
(a)(b)
............... 710,494 13,371,497
StoneCo Ltd., Class A
(a)
.............. 1,489,358 18,974,421
134,732,247
Food Products — 1.5%
Beyond Meat, Inc.
(a)(b)
................ 503,423 6,534,431
BRC, Inc., Class A
(a)(b)
................ 288,330 1,487,783
Calavo Growers, Inc. ................ 145,395 4,219,363
Cal-Maine Foods, Inc. ................ 297,731 13,397,895
Dole plc ......................... 336,266 4,546,316
Hostess Brands, Inc., Class A
(a)
......... 199,006 5,038,832
J & J Snack Foods Corp.
(b)
............ 126,088 19,967,296
John B Sanfilippo & Son, Inc. ........... 75,400 8,842,158
Lancaster Colony Corp. .............. 163,970 32,972,727

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Mission Produce, Inc.
(a)(b)
.............. 55,937 $ 677,956
Simply Good Foods Co. (The)
(a)
......... 761,881 27,877,226
Sovos Brands, Inc.
(a)(b)
............... 331,068 6,475,690
SunOpta, Inc.
(a)(b)
................... 721,502 4,826,848
TreeHouse Foods, Inc.
(a)
.............. 51,702 2,604,747
Utz Brands, Inc., Class A
(b)
............ 603,067 9,866,176
Vital Farms, Inc.
(a)(b)
................. 255,696 3,065,795
Westrock Coffee Co.
(a)(b)
.............. 242,138 2,632,040
155,033,279
Gas Utilities — 0.4%
Brookfield Infrastructure Corp., Class A
(b)
... 83,463 3,804,244
Chesapeake Utilities Corp. ............ 93,981 11,183,739
New Jersey Resources Corp. ........... 430,886 20,337,819
RGC Resources, Inc. ................ 4,532 90,776
35,416,578
Ground Transportation — 0.4%
ArcBest Corp.
(b)
.................... 80,449 7,948,361
Daseke, Inc.
(a)
..................... 343,685 2,450,474
Marten Transport Ltd. ................ 388,889 8,361,114
PAM Transportation Services, Inc.
(a)
...... 12,411 332,243
RXO, Inc.
(a)(b)
...................... 848,533 19,236,243
Werner Enterprises, Inc. .............. 76,407 3,375,661
41,704,096
Health Care Equipment & Supplies — 5.2%
Accuray, Inc.
(a)(b)
.................... 731,800 2,832,066
Alphatec Holdings, Inc.
(a)
.............. 269,046 4,837,447
Artivion, Inc.
(a)(b)
.................... 53,843 925,561
AtriCure, Inc.
(a)(b)
................... 281,899 13,914,535
Atrion Corp. ...................... 11,439 6,471,042
AxoGen, Inc.
(a)
..................... 337,852 3,084,589
Axonics, Inc.
(a)(b)
.................... 411,227 20,754,627
Beyond Air, Inc.
(a)(b)
.................. 188,409 802,622
Cerus Corp.
(a)(b)
.................... 1,500,318 3,690,782
ClearPoint Neuro, Inc.
(a)(b)
............. 174,754 1,265,219
CONMED Corp.
(b)
.................. 257,945 35,052,146
Cutera, Inc.
(a)(b)
.................... 19,868 300,603
CVRx, Inc.
(a)
...................... 81,112 1,252,369
Embecta Corp. .................... 52,678 1,137,845
Figs, Inc., Class A
(a)(b)
................ 947,068 7,832,252
Glaukos Corp.
(a)(b)
................... 393,808 28,043,068
Haemonetics Corp.
(a)
................ 420,148 35,771,401
Inari Medical, Inc.
(a)(b)
................ 405,088 23,551,816
Inmode Ltd.
(a)(b)
.................... 650,668 24,302,450
iRadimed Corp. .................... 60,323 2,879,820
iRhythm Technologies, Inc.
(a)(b)
.......... 257,659 26,878,987
KORU Medical Systems, Inc.
(a)
.......... 268,271 925,535
Lantheus Holdings, Inc.
(a)
............. 570,569 47,882,150
LeMaitre Vascular, Inc. ............... 166,141 11,177,966
LivaNova plc
(a)
..................... 33,569 1,726,454
Merit Medical Systems, Inc.
(a)
........... 475,264 39,751,081
Nano-X Imaging Ltd.
(a)(b)
.............. 41,924 649,403
Nevro Corp.
(a)(b)
.................... 103,379 2,627,894
NuVasive, Inc.
(a)
.................... 378,411 15,738,113
Omnicell, Inc.
(a)
.................... 186,714 13,755,220
Orchestra BioMed Holdings, Inc.
(a)
....... 27,681 193,767
OrthoPediatrics Corp.
(a)(b)
.............. 116,670 5,115,980
Outset Medical, Inc.
(a)(b)
............... 414,585 9,066,974
Paragon 28, Inc.
(a)
.................. 367,245 6,514,926
PROCEPT BioRobotics Corp.
(a)(b)
........ 301,919 10,672,837
Pulmonx Corp.
(a)
................... 308,927 4,050,033
Pulse Biosciences, Inc.
(a)(b)
............. 34,790 250,140
RxSight, Inc.
(a)
..................... 227,028 6,538,406
Sanara Medtech, Inc.
(a)
............... 31,025 1,244,103
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Semler Scientific, Inc.
(a)
............... 40,480 $ 1,062,195
SI-BONE, Inc.
(a)
.................... 291,936 7,876,433
Sight Sciences, Inc.
(a)(b)
............... 177,698 1,471,339
Silk Road Medical, Inc.
(a)(b)
............. 322,068 10,463,989
STAAR Surgical Co.
(a)(b)
............... 409,008 21,501,551
Surmodics, Inc.
(a)
................... 116,333 3,642,386
Tactile Systems Technology, Inc.
(a)
....... 195,221 4,866,860
Tela Bio, Inc.
(a)(b)
.................... 131,040 1,327,435
TransMedics Group, Inc.
(a)(b)
............ 265,671 22,311,051
Treace Medical Concepts, Inc.
(a)(b)
........ 376,195 9,623,068
UFP Technologies, Inc.
(a)(b)
............. 59,452 11,524,770
Utah Medical Products, Inc. ............ 24,958 2,326,086
Vicarious Surgical, Inc., Class A
(a)(b)
....... 300,267 549,489
ViewRay, Inc.
(a)(b)
................... 698,656 246,067
Zynex, Inc.
(a)(b)
..................... 161,790 1,551,566
523,806,514
Health Care Providers & Services — 4.3%
Accolade, Inc.
(a)
.................... 523,393 7,050,104
AdaptHealth Corp.
(a)(b)
................ 314,609 3,828,792
Addus HomeCare Corp.
(a)
............. 61,747 5,723,947
Agiliti, Inc.
(a)(b)
..................... 215,116 3,549,414
AirSculpt Technologies, Inc.
(b)
........... 97,181 837,700
Alignment Healthcare, Inc.
(a)(b)
.......... 716,562 4,120,232
AMN Healthcare Services, Inc.
(a)(b)
....... 340,769 37,184,713
Apollo Medical Holdings, Inc.
(a)(b)
......... 358,552 11,330,243
Aveanna Healthcare Holdings, Inc.
(a)
...... 109,738 185,457
Cano Health, Inc., Class A
(a)(b)
.......... 192,354 267,372
Castle Biosciences, Inc.
(a)
............. 79,606 1,092,194
CorVel Corp.
(a)
..................... 72,697 14,066,869
Cross Country Healthcare, Inc.
(a)
........ 47,891 1,344,779
DocGo, Inc.
(a)(b)
.................... 654,184 6,129,704
Ensign Group, Inc. (The) .............. 457,414 43,664,740
Guardant Health, Inc.
(a)(b)
.............. 933,913 33,434,085
HealthEquity, Inc.
(a)
.................. 705,616 44,552,594
Hims & Hers Health, Inc., Class A
(a)(b)
..... 1,022,768 9,614,019
InfuSystem Holdings, Inc.
(a)
............ 142,552 1,372,776
Innovage Holding Corp.
(a)(b)
............ 150,301 1,127,258
Invitae Corp.
(a)(b)
.................... 1,924,266 2,174,421
Joint Corp. (The)
(a)
.................. 119,585 1,614,398
LifeStance Health Group, Inc.
(a)(b)
........ 485,457 4,432,222
ModivCare, Inc.
(a)
................... 108,044 4,884,669
National Research Corp. .............. 123,192 5,360,084
NeoGenomics, Inc.
(a)
................ 94,514 1,518,840
Option Care Health, Inc.
(a)
............. 1,429,187 46,434,286
P3 Health Partners, Inc., Class A
(a)(b)
...... 337,812 1,010,058
Patterson Cos., Inc. ................. 162,018 5,388,719
Pennant Group, Inc. (The)
(a)
............ 242,980 2,983,794
PetIQ, Inc., Class A
(a)
................ 192,459 2,919,603
Privia Health Group, Inc.
(a)(b)
............ 569,008 14,856,799
Progyny, Inc.
(a)(b)
................... 656,817 25,839,181
Quipt Home Medical Corp.
(a)
........... 338,287 1,806,453
RadNet, Inc.
(a)
..................... 414,712 13,527,905
Select Medical Holdings Corp. .......... 869,952 27,716,671
Surgery Partners, Inc.
(a)(b)
............. 515,596 23,196,664
US Physical Therapy, Inc. ............. 108,864 13,215,001
Viemed Healthcare, Inc.
(a)
............. 274,959 2,689,099
432,045,859
Health Care REITs — 0.1%
CareTrust REIT, Inc. ................. 79,847 1,585,761
Community Healthcare Trust, Inc. ........ 136,001 4,490,753
National Health Investors, Inc. .......... 34,616 1,814,571
Universal Health Realty Income Trust ..... 108,520 5,163,382
13,054,467

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology — 0.8%
Babylon Holdings Ltd., Class A
(a)(b)
....... 239,564 $ 17,368
Definitive Healthcare Corp., Class A
(a)(b)
.... 133,209 1,465,299
Evolent Health, Inc., Class A
(a)(b)
......... 924,626 28,016,168
Health Catalyst, Inc.
(a)(b)
............... 254,405 3,180,063
HealthStream, Inc. .................. 78,513 1,928,279
NextGen Healthcare, Inc.
(a)(b)
........... 259,976 4,216,811
OptimizeRx Corp.
(a)
................. 141,077 2,015,990
Phreesia, Inc.
(a)
.................... 428,696 13,293,863
Schrodinger, Inc.
(a)(b)
................. 459,528 22,939,638
Sharecare, Inc., Class A
(a)
............. 156,186 273,325
Simulations Plus, Inc. ................ 133,285 5,775,239
83,122,043
Hotel & Resort REITs — 0.5%
Ryman Hospitality Properties, Inc. ....... 484,422 45,012,492
Hotels, Restaurants & Leisure — 3.8%
Accel Entertainment, Inc., Class A
(a)
...... 448,070 4,731,619
Bally's Corp.
(a)
..................... 134,457 2,092,151
BJ's Restaurants, Inc.
(a)
............... 120,377 3,827,989
Bloomin' Brands, Inc. ................ 735,732 19,783,833
Bluegreen Vacations Holding Corp. ....... 71,696 2,555,962
Bowlero Corp., Class A
(a)
.............. 208,400 2,425,776
Brinker International, Inc.
(a)(b)
........... 338,135 12,375,741
Century Casinos, Inc.
(a)
............... 186,457 1,323,845
Cheesecake Factory, Inc. (The) ......... 408,031 14,109,712
Chuy's Holdings, Inc.
(a)
............... 123,915 5,058,210
Cracker Barrel Old Country Store, Inc. ..... 184,938 17,232,523
Dave & Buster's Entertainment, Inc.
(a)
..... 364,225 16,229,866
Denny's Corp.
(a)
.................... 353,318 4,352,878
Dine Brands Global, Inc. .............. 118,481 6,875,452
Everi Holdings, Inc.
(a)
................ 442,476 6,398,203
First Watch Restaurant Group, Inc.
(a)(b)
..... 43,545 735,910
Full House Resorts, Inc.
(a)
............. 228,608 1,531,674
Global Business Travel Group I, Class C
(a)(b)
. 273,524 1,977,579
Golden Entertainment, Inc.
(a)(b)
.......... 168,622 7,048,400
Hilton Grand Vacations, Inc.
(a)(b)
......... 680,982 30,943,822
Inspired Entertainment, Inc.
(a)(b)
.......... 182,760 2,688,400
International Game Technology plc ....... 914,884 29,175,651
Jack in the Box, Inc. ................. 174,900 17,057,997
Krispy Kreme, Inc.
(b)
................. 231,215 3,405,797
Kura Sushi USA, Inc., Class A
(a)(b)
........ 49,496 4,600,653
Life Time Group Holdings, Inc.
(a)
......... 116,132 2,284,316
Light & Wonder, Inc., Class A
(a)
.......... 359,077 24,690,134
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 29,701 323,147
Monarch Casino & Resort, Inc. .......... 113,046 7,964,091
Mondee Holdings, Inc., Class A
(a)
........ 330,523 2,944,960
Nathan's Famous, Inc. ............... 19,791 1,554,385
Noodles & Co., Class A
(a)
............. 345,170 1,166,675
ONE Group Hospitality, Inc. (The)
(a)(b)
..... 174,894 1,280,224
Papa John's International, Inc. .......... 229,038 16,909,876
PlayAGS, Inc.
(a)
.................... 302,350 1,708,277
Portillo's, Inc., Class A
(a)(b)
............. 355,255 8,003,895
Potbelly Corp.
(a)(b)
................... 213,445 1,874,047
RCI Hospitality Holdings, Inc.
(b)
.......... 71,748 5,452,131
Red Robin Gourmet Burgers, Inc.
(a)
....... 132,775 1,836,278
Red Rock Resorts, Inc., Class A ......... 218,020 10,198,976
Rush Street Interactive, Inc., Class A
(a)(b)
... 539,548 1,683,390
Sabre Corp.
(a)(b)
.................... 705,381 2,250,165
SeaWorld Entertainment, Inc.
(a)(b)
........ 318,142 17,819,133
Shake Shack, Inc., Class A
(a)(b)
.......... 317,276 24,658,691
Six Flags Entertainment Corp.
(a)
......... 481,031 12,497,185
Super Group SGHC Ltd.
(a)(b)
............ 1,154,236 3,347,284
Sweetgreen, Inc., Class A
(a)(b)
........... 657,932 8,434,688
Target Hospitality Corp.
(a)(b)
............ 261,787 3,513,182
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Xponential Fitness, Inc., Class A
(a)(b)
...... 177,051 $ 3,054,130
383,988,903
Household Durables — 1.1%
Cavco Industries, Inc.
(a)(b)
.............. 72,967 21,525,265
Cricut, Inc., Class A
(b)
................ 396,002 4,831,224
Dream Finders Homes, Inc., Class A
(a)(b)
.... 81,842 2,012,495
Green Brick Partners, Inc.
(a)(b)
........... 73,224 4,159,123
Installed Building Products, Inc. ......... 199,352 27,941,176
iRobot Corp.
(a)
..................... 208,749 9,445,892
LGI Homes, Inc.
(a)(b)
................. 12,793 1,725,648
Lovesac Co. (The)
(a)(b)
................ 118,605 3,196,405
Skyline Champion Corp.
(a)(b)
............ 251,492 16,460,152
Sonos, Inc.
(a)(b)
..................... 1,071,901 17,504,143
Vizio Holding Corp., Class A
(a)(b)
......... 567,994 3,833,960
112,635,483
Household Products — 0.4%
Energizer Holdings, Inc. .............. 605,753 20,341,186
Oil-Dri Corp. of America .............. 10,720 632,373
WD-40 Co. ....................... 114,140 21,532,511
42,506,070
Independent Power and Renewable Electricity Producers
— 0.4%
(b)
Montauk Renewables, Inc.
(a)
........... 566,733 4,216,493
Ormat Technologies, Inc. .............. 289,293 23,276,515
Sunnova Energy International, Inc.
(a)
...... 411,819 7,540,406
35,033,414
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A ....... 212,146 4,005,317
Insurance — 1.1%
AMERISAFE, Inc. .................. 83,938 4,475,574
BRP Group, Inc., Class A
(a)(b)
........... 500,045 12,391,115
Crawford & Co., Class A, NVS .......... 126,366 1,401,399
eHealth, Inc.
(a)
..................... 78,949 634,750
F&G Annuities & Life, Inc. ............. 8,932 221,335
Goosehead Insurance, Inc., Class A
(a)
..... 181,721 11,428,434
HCI Group, Inc. .................... 55,300 3,416,434
Investors Title Co. .................. 2,104 307,184
Kingsway Financial Services, Inc.
(a)(b)
...... 82,939 675,953
Lemonade, Inc.
(a)(b)
.................. 76,376 1,286,936
Oscar Health, Inc., Class A
(a)
........... 113,419 914,157
Palomar Holdings, Inc.
(a)
.............. 205,608 11,933,488
Selective Insurance Group, Inc. ......... 503,894 48,348,629
SiriusPoint Ltd.
(a)
................... 81,368 734,753
Skyward Specialty Insurance Group, Inc.
(a)
.. 30,293 769,442
Tiptree, Inc. ...................... 58,436 877,125
Trupanion, Inc.
(a)
................... 336,146 6,615,353
Universal Insurance Holdings, Inc. ....... 46,191 712,727
107,144,788
Interactive Media & Services — 0.9%
Cargurus, Inc., Class A
(a)(b)
............. 825,204 18,674,367
Cars.com, Inc.
(a)(b)
.................. 553,705 10,974,433
Eventbrite, Inc., Class A
(a)(b)
............ 588,881 5,623,814
EverQuote, Inc., Class A
(a)(b)
............ 169,117 1,099,260
Grindr, Inc.
(a)(b)
..................... 354,375 1,959,694
Liberty TripAdvisor Holdings, Inc., Class B
(a)
. 2,227 103,845
MediaAlpha, Inc., Class A
(a)
............ 181,997 1,876,389
Nextdoor Holdings, Inc., Class A
(a)
....... 740,680 2,414,617
QuinStreet, Inc.
(a)
................... 430,142 3,798,154
Shutterstock, Inc. ................... 207,852 10,116,157
Vimeo, Inc.
(a)
...................... 163,133 672,108
Yelp, Inc.
(a)
....................... 563,566 20,519,438

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services (continued)
Ziff Davis, Inc.
(a)(b)
................... 89,374 $ 6,261,542
ZipRecruiter, Inc., Class A
(a)(b)
........... 589,916 10,476,908
94,570,726
IT Services — 0.8%
BigBear.ai Holdings, Inc.
(a)(b)
............ 245,315 576,490
BigCommerce Holdings, Inc.
(a)(b)
......... 572,513 5,696,504
CXApp, Inc.
(a)
..................... 16,316 178,171
DigitalOcean Holdings, Inc.
(a)(b)
.......... 534,005 21,434,961
Fastly, Inc., Class A
(a)(b)
............... 833,080 13,137,671
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 379,307 3,508,590
Hackett Group, Inc. (The) ............. 200,114 4,472,548
Information Services Group, Inc. ......... 158,943 851,934
Perficient, Inc.
(a)(b)
................... 289,239 24,102,286
Squarespace, Inc., Class A
(a)(b)
.......... 113,513 3,580,200
Thoughtworks Holding, Inc.
(a)(b)
.......... 780,063 5,889,476
Tucows, Inc., Class A
(a)(b)
.............. 33,812 937,945
84,366,776
Leisure Products — 0.4%
Acushnet Holdings Corp.
(b)
............ 261,289 14,287,283
Clarus Corp.
(b)
..................... 18,955 173,249
Funko, Inc., Class A
(a)(b)
............... 200,442 2,168,782
Malibu Boats, Inc., Class A
(a)(b)
.......... 104,911 6,154,079
Marine Products Corp. ............... 69,777 1,176,440
MasterCraft Boat Holdings, Inc.
(a)
........ 143,797 4,407,378
Solo Brands, Inc., Class A
(a)
............ 134,215 759,657
Sturm Ruger & Co., Inc. .............. 132,404 7,012,116
36,138,984
Life Sciences Tools & Services — 0.5%
Adaptive Biotechnologies Corp.
(a)(b)
....... 704,000 4,723,840
Akoya Biosciences, Inc.
(a)
............. 156,224 1,154,495
BioLife Solutions, Inc.
(a)(b)
.............. 265,906 5,876,523
Codexis, Inc.
(a)
..................... 95,048 266,134
CryoPort, Inc.
(a)(b)
................... 310,843 5,362,042
Cytek Biosciences, Inc.
(a)(b)
............ 1,014,860 8,666,904
Harvard Bioscience, Inc.
(a)(b)
............ 320,730 1,760,808
MaxCyte, Inc.
(a)
.................... 55,929 256,714
Mesa Laboratories, Inc. .............. 42,634 5,478,469
NanoString Technologies, Inc.
(a)
......... 367,319 1,487,642
OmniAb Operations, Inc., 12.50 Earnout
Shares, NVS
(a)(d)
................. 5,861 —
OmniAb Operations, Inc., 15.00 Earnout
Shares, NVS
(a)(d)
................. 5,861 —
Pacific Biosciences of California, Inc.
(a)
.... 1,156,110 15,376,263
Quanterix Corp.
(a)
................... 48,800 1,100,440
51,510,274
Machinery — 4.8%
Alamo Group, Inc. .................. 83,993 15,447,153
Albany International Corp., Class A ....... 227,499 21,221,107
Berkshire Grey, Inc., Class A
(a)(b)
......... 562,727 793,445
Blue Bird Corp.
(a)(b)
.................. 11,826 265,849
Chart Industries, Inc.
(a)(b)
.............. 218,028 34,838,694
CIRCOR International, Inc.
(a)
........... 136,305 7,694,417
Commercial Vehicle Group, Inc.
(a)
........ 33,016 366,478
Douglas Dynamics, Inc. .............. 188,396 5,629,272
Energy Recovery, Inc.
(a)(b)
............. 466,355 13,034,622
Enerpac Tool Group Corp., Class A ....... 480,587 12,975,849
ESCO Technologies, Inc. ............. 123,409 12,788,875
Federal Signal Corp. ................ 502,938 32,203,120
Franklin Electric Co., Inc. ............. 387,236 39,846,584
Gorman-Rupp Co. (The) .............. 37,778 1,089,140
Helios Technologies, Inc. .............. 274,827 18,163,316
Hillenbrand, Inc. ................... 578,667 29,674,044
Security
Shares
Shares Value
Machinery (continued)
Hyster-Yale Materials Handling, Inc. ...... 90,800 $ 5,070,272
John Bean Technologies Corp. .......... 267,503 32,448,114
Kadant, Inc. ...................... 97,690 21,696,949
Lindsay Corp. ..................... 92,748 11,068,546
Mayville Engineering Co., Inc.
(a)
......... 10,174 126,768
Miller Industries, Inc. ................ 7,292 258,647
Mueller Industries, Inc. ............... 204,490 17,847,887
Mueller Water Products, Inc., Class A ..... 1,297,397 21,056,753
Omega Flex, Inc.
(b)
.................. 27,384 2,841,912
Shyft Group, Inc. (The) ............... 290,082 6,399,209
SPX Technologies, Inc.
(a)
.............. 305,567 25,964,028
Standex International Corp. ............ 79,074 11,186,599
Tennant Co. ...................... 80,695 6,545,171
Terex Corp. ....................... 328,999 19,684,010
Trinity Industries, Inc. ................ 125,565 3,228,276
Velo3D, Inc.
(a)(b)
.................... 763,278 1,648,681
Wabash National Corp.
(b)
.............. 397,423 10,189,926
Watts Water Technologies, Inc., Class A .... 229,762 42,214,172
485,507,885
Marine Transportation — 0.0%
Himalaya Shipping Ltd.
(a)(b)
............. 37,551 208,784
Media — 0.3%
Boston Omaha Corp., Class A
(a)(b)
........ 12,744 239,842
Daily Journal Corp.
(a)
................ 1,793 518,679
Entravision Communications Corp., Class A . 500,405 2,196,778
EW Scripps Co. (The), Class A, NVS
(a)
.... 233,620 2,137,623
Gambling.com Group Ltd.
(a)
............ 82,820 848,077
Gray Television, Inc. ................. 60,832 479,356
Integral Ad Science Holding Corp.
(a)(b)
..... 319,836 5,750,651
Magnite, Inc.
(a)
..................... 478,202 6,527,457
PubMatic, Inc., Class A
(a)(b)
............. 72,039 1,316,873
Sinclair, Inc., Class A
(b)
............... 52,501 725,564
TechTarget, Inc.
(a)(b)
................. 219,812 6,842,748
Townsquare Media, Inc., Class A ........ 94,191 1,121,815
28,705,463
Metals & Mining — 1.3%
5E Advanced Materials, Inc.
(a)(b)
......... 299,917 983,728
Alpha Metallurgical Resources, Inc. ...... 7,808 1,283,323
ATI, Inc.
(a)(b)
....................... 1,081,149 47,819,220
Century Aluminum Co.
(a)
.............. 443,028 3,863,204
Compass Minerals International, Inc. ...... 285,643 9,711,862
Constellium SE, Class A
(a)
............. 647,615 11,138,978
Contango ORE, Inc.
(a)(b)
............... 12,632 321,863
Dakota Gold Corp.
(a)(b)
................ 302,063 882,024
Hecla Mining Co. ................... 1,061,227 5,465,319
i-80 Gold Corp.
(a)
................... 72,264 162,594
Ivanhoe Electric, Inc.
(a)(b)
.............. 466,691 6,085,651
Kaiser Aluminum Corp. ............... 126,739 9,079,582
Materion Corp.
(b)
................... 172,270 19,673,234
NioCorp Developments Ltd.
(a)
........... 18,821 94,670
Novagold Resources, Inc.
(a)(b)
........... 2,022,660 8,070,413
Perpetua Resources Corp.
(a)
........... 298,532 1,095,612
Piedmont Lithium, Inc.
(a)(b)
............. 51,101 2,949,039
Ryerson Holding Corp. ............... 12,566 545,113
129,225,429
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 68,179 1,704,475
Multi-Utilities — 0.0%
Unitil Corp. ....................... 34,966 1,773,126

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 1.9%
Crescent Energy, Inc., Class A .......... 139,869 $ 1,457,435
CVR Energy, Inc. ................... 232,488 6,965,340
Denbury, Inc.
(a)(b)
................... 422,306 36,428,115
Dorian LPG Ltd. .................... 154,492 3,962,720
Empire Petroleum Corp.
(a)(b)
............ 85,896 781,654
Energy Fuels, Inc.
(a)(b)
................ 1,136,380 7,091,011
Enviva, Inc. ....................... 277,247 3,008,130
Equitrans Midstream Corp. ............ 1,077,471 10,300,623
Evolution Petroleum Corp. ............. 257,081 2,074,644
Excelerate Energy, Inc., Class A ......... 115,812 2,354,458
FLEX LNG Ltd. .................... 169,051 5,161,127
Golar LNG Ltd. .................... 42,566 858,556
HighPeak Energy, Inc.
(b)
.............. 72,799 792,053
Kinetik Holdings, Inc., Class A .......... 21,041 739,381
Kosmos Energy Ltd.
(a)(b)
............... 3,835,589 22,975,178
Magnolia Oil & Gas Corp., Class A ....... 1,438,556 30,065,820
Matador Resources Co. .............. 172,798 9,040,791
NextDecade Corp.
(a)(b)
................ 263,053 2,159,665
Northern Oil and Gas, Inc. ............. 557,110 19,120,015
Par Pacific Holdings, Inc.
(a)
............ 185,551 4,937,512
Permian Resources Corp., Class A ....... 335,973 3,682,264
REX American Resources Corp.
(a)
....... 33,070 1,151,167
Riley Exploration Permian, Inc. .......... 74,011 2,643,673
SilverBow Resources, Inc.
(a)(b)
.......... 17,781 517,783
Sitio Royalties Corp., Class A ........... 302,974 7,959,127
Tellurian, Inc.
(a)(b)
................... 302,151 426,033
VAALCO Energy, Inc. ................ 113,064 425,121
Vertex Energy, Inc.
(a)(b)
............... 566,913 3,543,206
W&T Offshore, Inc.
(a)(b)
............... 812,903 3,145,935
193,768,537
Paper & Forest Products — 0.1%
Sylvamo Corp. .................... 305,165 12,343,924
Passenger Airlines — 0.2%
(a)
Allegiant Travel Co. ................. 14,464 1,826,514
Frontier Group Holdings, Inc.
(b)
.......... 326,029 3,152,700
Joby Aviation, Inc., Class A
(b)
........... 795,762 8,164,518
Sun Country Airlines Holdings, Inc.
(b)
...... 178,276 4,007,645
17,151,377
Personal Care Products — 1.1%
Beauty Health Co. (The), Class A
(a)(b)
...... 686,042 5,742,172
BellRing Brands, Inc.
(a)(b)
.............. 302,433 11,069,048
elf Beauty, Inc.
(a)
................... 421,663 48,166,565
Herbalife Ltd.
(a)(b)
................... 609,167 8,065,371
Inter Parfums, Inc. .................. 155,056 20,968,223
Medifast, Inc. ..................... 91,346 8,418,447
Thorne HealthTech, Inc.
(a)(b)
............ 69,289 325,658
USANA Health Sciences, Inc.
(a)
......... 95,258 6,005,064
108,760,548
Pharmaceuticals — 2.8%
Aclaris Therapeutics, Inc.
(a)(b)
........... 584,859 6,064,988
Amphastar Pharmaceuticals, Inc.
(a)
....... 319,281 18,349,079
Amylyx Pharmaceuticals, Inc.
(a)(b)
........ 424,908 9,165,266
ANI Pharmaceuticals, Inc.
(a)
............ 81,967 4,412,284
Arvinas, Inc.
(a)(b)
.................... 392,264 9,735,992
Axsome Therapeutics, Inc.
(a)(b)
.......... 276,692 19,883,087
Biote Corp., Class A
(a)
................ 46,826 316,544
Bright Green Corp.
(a)(b)
............... 495,987 500,947
Cassava Sciences, Inc.
(a)(b)
............ 333,248 8,171,241
Citius Pharmaceuticals, Inc.
(a)(b)
......... 117,658 141,190
Collegium Pharmaceutical, Inc.
(a)(b)
....... 286,898 6,165,438
Corcept Therapeutics, Inc.
(a)(b)
.......... 668,769 14,880,110
CorMedix, Inc.
(a)(b)
.................. 346,178 1,372,596
Security
Shares
Shares Value
Pharmaceuticals (continued)
Cymabay Therapeutics, Inc.
(a)
.......... 820,112 $ 8,980,226
DICE Therapeutics, Inc.
(a)
............. 267,269 12,417,318
Evolus, Inc.
(a)
..................... 343,481 2,497,107
Eyenovia, Inc.
(a)(b)
................... 222,893 528,256
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 120,702 1,050,107
Harmony Biosciences Holdings, Inc.
(a)(b)
.... 278,559 9,802,491
Harrow Health, Inc.
(a)(b)
............... 215,398 4,101,178
Innoviva, Inc.
(a)(b)
................... 35,311 449,509
Intra-Cellular Therapies, Inc.
(a)
.......... 785,085 49,711,582
Ligand Pharmaceuticals, Inc.
(a)
.......... 20,251 1,460,097
Liquidia Corp.
(a)(b)
................... 280,026 2,198,204
Longboard Pharmaceuticals, Inc.
(a)(b)
...... 43,749 321,118
Marinus Pharmaceuticals, Inc.
(a)(b)
........ 417,845 4,537,797
Ocular Therapeutix, Inc.
(a)(b)
............ 650,268 3,355,383
Omeros Corp.
(a)(b)
................... 204,773 1,113,965
Optinose, Inc.
(a)(b)
................... 585,322 719,946
Pacira BioSciences, Inc.
(a)
............. 381,837 15,300,209
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 55,796 798,999
Phibro Animal Health Corp., Class A ...... 50,451 691,179
Pliant Therapeutics, Inc.
(a)(b)
............ 472,551 8,562,624
Rain Oncology, Inc.
(a)(b)
............... 75,429 90,515
Revance Therapeutics, Inc.
(a)(b)
.......... 701,385 17,752,054
Scilex Holding Co.(Acquired 01/06/23, cost
$809,658)
(a)(b)(e)
.................. 77,257 422,793
scPharmaceuticals, Inc.
(a)(b)
............ 239,386 2,439,343
SIGA Technologies, Inc. .............. 386,710 1,952,886
Supernus Pharmaceuticals, Inc.
(a)(b)
....... 407,034 12,235,442
Terns Pharmaceuticals, Inc.
(a)
........... 236,994 2,073,697
Ventyx Biosciences, Inc.
(a)(b)
............ 391,815 12,851,532
Verrica Pharmaceuticals, Inc.
(a)(b)
........ 173,076 998,649
Xeris Biopharma Holdings, Inc.
(a)
........ 1,116,633 2,925,578
281,498,546
Professional Services — 3.7%
ASGN, Inc.
(a)(b)
..................... 109,069 8,248,888
Asure Software, Inc.
(a)
................ 19,441 236,403
Barrett Business Services, Inc. .......... 54,535 4,755,452
CBIZ, Inc.
(a)(b)
...................... 405,713 21,616,389
CRA International, Inc. ............... 58,532 5,970,264
CSG Systems International, Inc. ......... 261,511 13,792,090
ExlService Holdings, Inc.
(a)(b)
........... 272,565 41,173,669
Exponent, Inc. ..................... 426,907 39,838,961
First Advantage Corp.
(a)(b)
............. 48,832 752,501
FiscalNote Holdings, Inc., Class A
(a)(b)
..... 122,289 445,132
Forrester Research, Inc.
(a)(b)
............ 100,110 2,912,200
Franklin Covey Co.
(a)(b)
............... 101,832 4,448,022
HireQuest, Inc. .................... 45,420 1,182,283
Huron Consulting Group, Inc.
(a)
.......... 159,951 13,581,439
IBEX Holdings Ltd.
(a)
................. 89,935 1,909,320
ICF International, Inc. ................ 158,413 19,704,993
Innodata, Inc.
(a)(b)
................... 213,217 2,415,749
Insperity, Inc. ...................... 307,139 36,537,255
Kforce, Inc. ....................... 164,377 10,299,863
Legalzoom.com, Inc.
(a)(b)
.............. 873,382 10,550,454
Maximus, Inc. ..................... 512,925 43,347,292
NV5 Global, Inc.
(a)(b)
................. 103,133 11,424,042
Planet Labs PBC, Class A
(a)(b)
........... 1,439,131 4,634,002
Red Violet, Inc.
(a)(b)
.................. 91,526 1,882,690
Sterling Check Corp.
(a)
............... 20,891 256,124
TriNet Group, Inc.
(a)(b)
................ 317,025 30,107,864
TTEC Holdings, Inc. ................. 166,643 5,639,199
Upwork, Inc.
(a)(b)
.................... 1,055,855 9,861,686
Verra Mobility Corp., Class A
(a)
.......... 1,175,735 23,185,494
370,709,720

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc.
(a)(b)
.......... 88,527 $ 591,360
Compass, Inc., Class A
(a)(b)
............ 2,148,770 7,520,695
DigitalBridge Group, Inc., Class A
(b)
....... 440,629 6,481,653
Douglas Elliman, Inc. ................ 2,933 6,511
eXp World Holdings, Inc.
(b)
............. 582,634 11,815,818
Marcus & Millichap, Inc. .............. 77,655 2,446,909
Maui Land & Pineapple Co., Inc.
(a)(b)
...... 49,685 707,514
Opendoor Technologies, Inc.
(a)(b)
......... 263,830 1,060,597
Redfin Corp.
(a)(b)
.................... 893,201 11,093,556
RMR Group, Inc. (The), Class A ......... 88,580 2,052,399
St. Joe Co. (The) ................... 285,565 13,804,212
57,581,224
Residential REITs — 0.1%
Clipper Realty, Inc. .................. 105,331 597,227
NexPoint Residential Trust, Inc. ......... 60,176 2,736,805
UMH Properties, Inc. ................ 81,386 1,300,548
4,634,580
Retail REITs — 0.3%
Alexander's, Inc. ................... 18,136 3,334,485
CBL & Associates Properties, Inc.
(b)
....... 162,482 3,581,103
Phillips Edison & Co., Inc. ............. 168,480 5,741,798
Saul Centers, Inc. .................. 86,466 3,184,543
Tanger Factory Outlet Centers, Inc. ....... 405,864 8,957,419
24,799,348
Semiconductors & Semiconductor Equipment — 4.7%
ACM Research, Inc., Class A
(a)(b)
......... 67,744 886,092
Aehr Test Systems
(a)(b)
................ 217,313 8,964,161
Ambarella, Inc.
(a)
................... 188,094 15,737,825
Atomera, Inc.
(a)(b)
................... 129,997 1,140,074
Axcelis Technologies, Inc.
(a)
............ 274,017 50,235,537
CEVA, Inc.
(a)
...................... 171,858 4,390,972
Credo Technology Group Holding Ltd.
(a)(b)
... 823,966 14,287,570
Diodes, Inc.
(a)(b)
.................... 296,531 27,426,152
FormFactor, Inc.
(a)
.................. 649,282 22,218,430
Impinj, Inc.
(a)(b)
..................... 193,685 17,363,860
indie Semiconductor, Inc., Class A
(a)(b)
..... 1,076,919 10,123,039
inTEST Corp.
(a)(b)
................... 89,963 2,362,428
Kulicke & Soffa Industries, Inc.
(b)
......... 329,821 19,607,858
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 456,596 29,920,736
Maxeon Solar Technologies Ltd.
(a)
........ 141,819 3,993,623
MaxLinear, Inc.
(a)
................... 625,176 19,730,555
Navitas Semiconductor Corp.
(a)(b)
........ 136,074 1,434,220
NVE Corp. ....................... 35,117 3,421,801
Onto Innovation, Inc.
(a)(b)
.............. 353,028 41,117,171
PDF Solutions, Inc.
(a)(b)
............... 256,970 11,589,347
Power Integrations, Inc. .............. 476,870 45,145,283
Rambus, Inc.
(a)
.................... 916,751 58,827,912
Silicon Laboratories, Inc.
(a)(b)
............ 266,572 42,049,067
SiTime Corp.
(a)(b)
................... 144,433 17,038,761
SkyWater Technology, Inc.
(a)(b)
.......... 147,586 1,390,260
SMART Global Holdings, Inc.
(a)
.......... 94,516 2,741,909
Synaptics, Inc.
(a)
................... 28,686 2,449,211
Transphorm, Inc.
(a)
.................. 218,521 742,971
476,336,825
Software — 9.9%
8x8, Inc.
(a)(b)
....................... 947,988 4,009,989
A10 Networks, Inc. .................. 594,071 8,667,496
ACI Worldwide, Inc.
(a)
................ 784,203 18,169,984
Adeia, Inc. ....................... 783,225 8,623,307
Agilysys, Inc.
(a)
.................... 168,486 11,564,879
Alarm.com Holdings, Inc.
(a)
............ 403,994 20,878,410
Security
Shares
Shares Value
Software (continued)
Alkami Technology, Inc.
(a)(b)
............ 333,630 $ 5,468,196
Altair Engineering, Inc., Class A
(a)(b)
....... 452,125 34,289,160
American Software, Inc., Class A ........ 211,414 2,221,961
Amplitude, Inc., Class A
(a)(b)
............ 575,486 6,330,346
Appfolio, Inc., Class A
(a)(b)
............. 161,835 27,858,277
Appian Corp., Class A
(a)(b)
............. 345,351 16,438,708
Applied Digital Corp.
(a)(b)
.............. 574,220 5,368,957
Asana, Inc., Class A
(a)
................ 667,835 14,719,083
AvePoint, Inc., Class A
(a)(b)
............. 1,284,235 7,397,194
Bit Digital, Inc.
(a)(b)
................... 115,292 468,086
Blackbaud, Inc.
(a)
................... 366,478 26,085,904
BlackLine, Inc.
(a)(b)
.................. 474,518 25,538,559
Box, Inc., Class A
(a)(b)
................ 1,185,156 34,819,883
Braze, Inc., Class A
(a)(b)
............... 291,431 12,761,763
C3.ai, Inc., Class A
(a)(b)
............... 376,103 13,701,432
Cipher Mining, Inc.
(a)(b)
................ 44,699 127,839
Cleanspark, Inc.
(a)
.................. 87,372 374,826
Clear Secure, Inc., Class A ............ 699,707 16,212,211
CommVault Systems, Inc.
(a)
............ 354,734 25,760,783
Consensus Cloud Solutions, Inc.
(a)
....... 93,565 2,900,515
CoreCard Corp.
(a)
................... 57,321 1,453,661
Couchbase, Inc.
(a)(b)
................. 285,668 4,519,268
Digimarc Corp.
(a)(b)
.................. 119,627 3,521,819
Digital Turbine, Inc.
(a)(b)
............... 210,540 1,953,811
Domo, Inc., Class B
(a)
................ 260,891 3,824,662
Ebix, Inc. ........................ 58,794 1,481,609
eGain Corp.
(a)
..................... 175,147 1,311,851
Enfusion, Inc., Class A
(a)
.............. 220,542 2,474,481
EngageSmart, Inc.
(a)(b)
................ 406,276 7,755,809
Envestnet, Inc.
(a)(b)
.................. 397,034 23,563,968
Everbridge, Inc.
(a)(b)
.................. 342,736 9,219,598
EverCommerce, Inc.
(a)(b)
.............. 152,273 1,802,912
Expensify, Inc., Class A
(a)(b)
............ 466,719 3,724,418
ForgeRock, Inc., Class A
(a)(b)
........... 396,456 8,143,206
Freshworks, Inc., Class A
(a)
............ 1,360,056 23,909,784
Instructure Holdings, Inc.
(a)(b)
........... 163,556 4,115,069
Intapp, Inc.
(a)
...................... 132,434 5,550,309
InterDigital, Inc. .................... 227,881 22,001,911
Jamf Holding Corp.
(a)(b)
............... 586,071 11,440,106
Kaltura, Inc.
(a)
..................... 684,301 1,450,718
LivePerson, Inc.
(a)(b)
................. 550,361 2,487,632
LiveVox Holdings, Inc., Class A
(a)
........ 177,687 488,639
Marathon Digital Holdings, Inc.
(a)(b)
....... 1,414,876 19,610,181
MeridianLink, Inc.
(a)(b)
................ 152,750 3,177,200
MicroStrategy, Inc., Class A
(a)(b)
.......... 92,972 31,835,472
Mitek Systems, Inc.
(a)(b)
............... 333,279 3,612,744
Model N, Inc.
(a)(b)
................... 314,232 11,111,244
N-able, Inc.
(a)
...................... 526,268 7,583,522
NextNav, Inc.
(a)(b)
................... 437,302 1,285,668
Olo, Inc., Class A
(a)
.................. 502,293 3,244,813
OneSpan, Inc.
(a)
.................... 313,749 4,656,035
PagerDuty, Inc.
(a)(b)
.................. 714,593 16,064,051
PowerSchool Holdings, Inc., Class A
(a)(b)
... 470,491 9,005,198
Progress Software Corp. .............. 365,284 21,223,000
PROS Holdings, Inc.
(a)(b)
.............. 268,645 8,274,266
Q2 Holdings, Inc.
(a)(b)
................. 479,785 14,825,357
Qualys, Inc.
(a)(b)
.................... 313,272 40,465,344
Rapid7, Inc.
(a)(b)
.................... 505,458 22,887,138
Rimini Street, Inc.
(a)
................. 413,384 1,980,109
Riot Platforms, Inc.
(a)
................ 938,268 11,090,328
Sapiens International Corp. NV ......... 257,829 6,858,251
SEMrush Holdings, Inc., Class A
(a)
....... 264,972 2,535,782
SoundHound AI, Inc., Class A
(a)(b)
........ 1,188,162 5,406,137
SoundThinking, Inc.
(a)(b)
............... 76,350 1,669,011
Sprinklr, Inc., Class A
(a)
............... 731,716 10,119,632

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Sprout Social, Inc., Class A
(a)(b)
.......... 401,310 $ 18,524,470
SPS Commerce, Inc.
(a)(b)
.............. 308,910 59,329,255
Tenable Holdings, Inc.
(a)
.............. 959,826 41,800,422
Varonis Systems, Inc.
(a)
............... 913,243 24,337,926
Verint Systems, Inc.
(a)(b)
............... 493,101 17,288,121
Veritone, Inc.
(a)(b)
................... 235,717 924,011
Viant Technology, Inc., Class A
(a)
......... 127,517 587,853
Weave Communications, Inc.
(a)
......... 279,120 3,101,023
Workiva, Inc., Class A
(a)(b)
............. 410,856 41,767,621
Yext, Inc.
(a)
....................... 899,813 10,176,885
Zeta Global Holdings Corp., Class A
(a)(b)
.... 1,128,100 9,633,974
Zuora, Inc., Class A
(a)
................ 1,042,640 11,437,761
994,382,794
Specialized REITs — 0.1%
Four Corners Property Trust, Inc. ........ 71,534 1,816,964
Outfront Media, Inc. ................. 593,180 9,324,789
11,141,753
Specialty Retail — 1.6%
Abercrombie & Fitch Co., Class A
(a)(b)
...... 212,032 7,989,366
Academy Sports & Outdoors, Inc.
(b)
....... 625,357 33,800,546
American Eagle Outfitters, Inc. .......... 343,772 4,056,510
Arko Corp.
(b)
...................... 682,992 5,429,786
Boot Barn Holdings, Inc.
(a)(b)
............ 249,968 21,169,790
Buckle, Inc. (The) .................. 258,571 8,946,557
Build-A-Bear Workshop, Inc. ........... 85,836 1,838,607
Camping World Holdings, Inc., Class A .... 352,383 10,606,728
CarParts.com, Inc.
(a)
................. 443,417 1,884,522
Carvana Co., Class A
(a)(b)
.............. 50,201 1,301,210
Duluth Holdings, Inc., Class B
(a)(b)
........ 16,441 103,249
Envela Corp.
(a)(b)
................... 53,083 390,691
EVgo, Inc., Class A
(a)(b)
............... 113,561 454,244
Franchise Group, Inc.
(b)
............... 185,005 5,298,543
Guess?, Inc. ...................... 37,249 724,493
Hibbett, Inc. ...................... 86,449 3,137,234
Leslie's, Inc.
(a)
..................... 136,026 1,277,284
National Vision Holdings, Inc.
(a)(b)
........ 46,296 1,124,530
Rent the Runway, Inc., Class A
(a)(b)
....... 92,781 183,706
Revolve Group, Inc., Class A
(a)(b)
......... 347,802 5,703,953
Sally Beauty Holdings, Inc.
(a)(b)
.......... 842,442 10,404,159
Sleep Number Corp.
(a)
............... 96,484 2,632,083
Stitch Fix, Inc., Class A
(a)(b)
............. 348,995 1,343,631
ThredUp, Inc., Class A
(a)
.............. 113,871 277,845
Torrid Holdings, Inc.
(a)(b)
............... 96,118 270,092
Upbound Group, Inc. ................ 432,492 13,463,476
Urban Outfitters, Inc.
(a)(b)
.............. 179,545 5,948,326
Warby Parker, Inc., Class A
(a)(b)
.......... 712,400 8,327,956
158,089,117
Technology Hardware, Storage & Peripherals — 1.1%
(a)
Avid Technology, Inc. ................ 202,190 5,155,845
CompoSecure, Inc., Class A
(b)
.......... 114,830 787,734
Corsair Gaming, Inc.
(b)
............... 314,426 5,577,917
CPI Card Group, Inc. ................ 37,838 879,733
IonQ, Inc.
(b)
....................... 214,815 2,906,447
Super Micro Computer, Inc.
(b)
........... 389,515 97,086,614
112,394,290
Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc. .................. 1,985,233 9,012,958
Kontoor Brands, Inc. ................. 466,924 19,657,500
Oxford Industries, Inc. ............... 94,310 9,281,990
Rocky Brands, Inc. .................. 6,772 142,212
Steven Madden Ltd. ................. 630,755 20,619,381
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc. ............ 591,060 $ 8,682,672
67,396,713
Tobacco — 0.1%
Ispire Technology, Inc.
(a)(b)
............. 12,865 117,329
Turning Point Brands, Inc. ............. 141,048 3,386,563
Vector Group Ltd. .................. 217,041 2,780,295
6,284,187
Trading Companies & Distributors — 1.8%
Alta Equipment Group, Inc., Class A ...... 156,585 2,713,618
Applied Industrial Technologies, Inc. ...... 324,213 46,955,769
Beacon Roofing Supply, Inc.
(a)(b)
......... 44,315 3,677,259
Custom Truck One Source, Inc.
(a)(b)
....... 467,738 3,152,554
Distribution Solutions Group, Inc.
(a)
....... 34,606 1,801,588
EVI Industries, Inc.
(a)(b)
............... 32,540 715,880
FTAI Aviation Ltd. ................... 841,303 26,635,653
GATX Corp. ...................... 18,477 2,378,729
Global Industrial Co. ................. 88,731 2,464,060
GMS, Inc.
(a)
....................... 111,099 7,688,051
H&E Equipment Services, Inc. .......... 271,712 12,430,824
Herc Holdings, Inc. .................. 238,393 32,624,082
Hudson Technologies, Inc.
(a)(b)
.......... 59,996 577,161
Karat Packaging, Inc. ................ 47,812 872,569
McGrath RentCorp .................. 205,704 19,023,506
MRC Global, Inc.
(a)
.................. 246,783 2,485,105
Transcat, Inc.
(a)
.................... 62,899 5,365,914
Triton International Ltd. ............... 69,482 5,785,071
Xometry, Inc., Class A
(a)(b)
............. 36,666 776,586
178,123,979
Water Utilities — 0.6%
American States Water Co. ............ 310,617 27,023,679
Artesian Resources Corp., Class A, NVS ... 49,890 2,355,806
Cadiz, Inc.
(a)(b)
..................... 336,191 1,364,935
California Water Service Group ......... 147,114 7,595,496
Consolidated Water Co. Ltd. ........... 37,288 903,488
Global Water Resources, Inc. ........... 101,860 1,291,585
Middlesex Water Co. ................ 146,830 11,843,308
Pure Cycle Corp.
(a)(b)
................. 162,161 1,783,771
York Water Co. (The) ................ 115,290 4,758,018
58,920,086
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a)(b)
..................... 53,528 910,511
Total Common Stocks — 99.7%
(Cost: $10,113,020,684) ........................... 10,030,231,019
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I, CVR ........... 105,692 268,351
Oncternal Therapeutics, Inc., CVR
(b)
...... 6,020 6,170
274,521
Semiconductors & Semiconductor Equipment — 0.0%
Transphorm, Inc.
(a)
.................. 173,859 1,332
Total Rights — 0.0%
(Cost: $12,341) ................................ 275,853
Total Long-Term Investments — 99.7%
(Cost: $10,113,033,025) ........................... 10,030,506,872

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 13.2%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.31%
(h)
............ 1,302,156,874 $ 1,302,417,305
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.09% .................. 22,126,507 22,126,507
Total Short-Term Securities — 13.2%
(Cost: $1,323,972,792) ........................... 1,324,543,812
Total Investments — 112.9%
(Cost: $11,437,005,817 ) ........................... 11,355,050,684
Liabilities in Excess of Other Assets — (12.9)% ........... (1,297,276,556)
Net Assets — 100.0% ..............................
$ 10,057,774,128
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $422,793, representing less than 0.05% of its net assets as of period end, and an original cost of $809,658.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 1,385,478,252 $ — $ (82,922,740)
(a)
$ 59,853 $ (198,060) $ 1,302,417,305 1,302,156,874 $ 4,274,832
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 12,196,139 9,930,368
(a)
— — — 22,126,507 22,126,507 252,774 —
$ 59,853 $ (198,060) $ 1,324,543,812 $ 4,527,606 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 270 09/15/23 $ 25,700 $ 172,913
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 10,029,808,223 $ 422,793 $ 3 $ 10,030,231,019
Rights ................................................ 1,332 — 274,521 275,853
Short-Term Securities
Money Market Funds ...................................... 1,324,543,812 — — 1,324,543,812
$ 11,354,353,367 $ 422,793 $ 274,524 $ 11,355,050,684
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 172,913 $ — $ — $ 172,913
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust